PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of property, plant and equipment at fair value
The following table presents a reconciliation of property, plant and equipment at fair value:

(MILLIONS)	Notes	Hydroelectric	Wind	Solar	Other(1)	Total
Property, plant and equipment, at fair value
As at December 31, 2019		$25,797	$9,183	$5,501	$233	$40,714
Additions		313	88	142	1	544
Transfer from construction work-in-progress		139	37	—	1	177
Acquisitions through business combinations	3	—	—	661	—	661
Disposals		—	(160)	—	—	(160)
Items recognized through OCI:
Change in fair value		3,152	409	573	(21)	4,113
Foreign exchange	10	(693)	(185)	307	(44)	(615)
Items recognized through net income:
Change in fair value		12	(25)	(54)	(8)	(75)
Depreciation		(514)	(550)	(290)	(13)	(1,367)
As at December 31, 2020		28,206	8,797	6,840	149	43,992
Additions		576	490	78	9	1,153
Transfer from construction work-in-progress		118	187	258	1	564
Acquisitions through business combinations	3	—	1,643	679	—	2,322
Disposals	4	—	(1,208)	—	—	(1,208)
Items recognized through OCI:
Change in fair value		4,306	(51)	101	73	4,429
Foreign exchange	10	(1,133)	(124)	(221)	(9)	(1,487)
Items recognized through net income:
Change in fair value		(13)	(19)	(3)	(24)	(59)
Depreciation		(547)	(600)	(343)	(11)	(1,501)
As at December 31, 2021		$31,513	$9,115	$7,389	$188	$48,205
Construction work-in-progress
As at December 31, 2019		$218	$117	$4	$2	$341
Additions		161	103	160	—	424
Transfer to property, plant and equipment		(139)	(37)	—	(1)	(177)
Items recognized through OCI:
Change in fair value		(13)	12	—	—	(1)
Foreign exchange	10	(15)	18	8	—	11
As at December 31, 2020		212	213	172	1	598
Additions		194	357	575	6	1,132
Transfer to property, plant and equipment		(118)	(187)	(258)	(1)	(564)
Acquisitions through business combinations	3	—	—	44	—	44
Disposals	4	—	(104)	—	—	(104)
Items recognized through OCI:
Change in fair value		—	17	127	—	144
Foreign exchange	10	(10)	(1)	(11)	(1)	(23)
As at December 31, 2021		$278	$295	$649	$5	$1,227
Total property, plant and equipment, at fair value
As at December 31, 2020(2)		$28,418	$9,010	$7,012	$150	$44,590
As at December 31, 2021(2)		$31,791	$9,410	$8,038	$193	$49,432
(1)Includes biomass and cogeneration.
(2)Includes right-of-use assets not subject to revaluation of $69 million (2020: $74 million) in hydroelectric, $174 million (2020: $185 million) in wind, $186 million (2020: $152 million) in solar and $2 million (2020: $3 million) in other.

Summary of discount rates, terminal capitalization rates and exit dates used in the valuation methodology
Discount rates, terminal capitalization rates and terminal years used in the valuation methodology are provided in the following table:

	North America		Colombia		Brazil		Europe
	2021	2020	2021	2020	2021	2020	2021	2020
Discount rate(1)
Contracted	4.1% - 4.3%	4.1% - 4.5%	7.9%	8.1%	7.2%	7.3%	3.9%	3.0% - 3.6%
Uncontracted	5.4% - 5.6%	5.6% - 6.0%	9.2%	9.4%	8.5%	8.6%	3.9%	3.6% - 4.7%
Terminal capitalization rate(2)	4.8% - 5.1%	5.8% - 6.2%	8.0%	8.9%	N/A	N/A	N/A	N/A
Terminal year(3)	2042	2041	2041	2040	2048	2048	2036	2035
(1)Discount rates are not adjusted for asset specific risks.
(2)The terminal capitalization rate applies only to hydroelectric assets in the United States, Canada and Colombia.
(3)For hydroelectric assets, terminal year refers to the valuation date of the terminal value.

Summary in impact of a change in discount rates, electricity prices and terminal capitalization rates on the fair value of property, plant and equipment
The following table summarizes the impact of a change in discount rates, electricity prices and terminal capitalization rates on the fair value of property, plant and equipment:

	2021
(MILLIONS)	North America	Colombia	Brazil	Europe	Total
25 bps increase in discount rates	$(1,510)	$(240)	$(100)	$(60)	$(1,910)
25 bps decrease in discount rates	1,690	330	100	60	2,180
5% increase in future energy prices	1,100	410	80	—	1,590
5% decrease in future energy prices	(1,100)	(410)	(80)	—	(1,590)
25 bps increase in terminal capitalization rate	(390)	(70)	—	—	(460)
25 bps decrease in terminal capitalization rate	430	70	—	—	500

	2020
(MILLIONS)	North America	Colombia	Brazil	Europe	Total
25 bps increase in discount rates	$(1,190)	$(230)	$(60)	$(80)	$(1,560)
25 bps decrease in discount rates	1,300	310	60	80	1,750
5% increase in future energy prices	1,020	430	80	10	1,540
5% decrease in future energy prices	(1,020)	(430)	(80)	(10)	(1,540)
25 bps increase in terminal capitalization rate	(280)	(60)	—	—	(340)
25 bps decrease in terminal capitalization rate	310	60	—	—	370

Summary of the percentage of total generation contracted under power purchase agreements, power prices from long-term power purchase agreements that are linked specifically to the related power generating assets, and the estimates of future electricity prices
The following table summarizes the percentage of total generation contracted under power purchase agreements as at December 31, 2021:

	North America	Colombia	Brazil	Europe
1 - 5 years	69%	51%	85%	100%
6 - 10 years	57%	7%	81%	88%
Thereafter	31%	1%	61%	66%
The following table summarizes average power prices from long-term power purchase agreements that are linked specifically to the related power generating assets:

Per MWh(1)	North America	Colombia		Brazil		Europe
1 - 10 years	$82	COP	251,000	R$	306	€44
11 - 20 years	71		313,000	358		39
(1)Assumes nominal prices based on weighted-average generation.

The following table summarizes the estimates of future electricity prices:

Per MWh(1)	North America	Colombia		Brazil		Europe
1 - 10 years	$77	COP	290,000	R$	282	€34
11 - 20 years	114		439,000	345		39
(1)Assumes nominal prices based on weighted-average generation.

Summary of Brookfield Renewables revalued property, plant and equipment	Had Brookfield Renewable’s revalued property, plant and equipment been measured on a historical cost basis, the carrying amounts, net of accumulated depreciation would have been as follows at December 31:

(MILLIONS)	2021	2020
Hydroelectric	$11,135	$11,330
Wind	7,719	6,625
Solar	6,467	5,583
Other(1)	155	175
	$25,476	$23,713
(1)Includes biomass and cogeneration.